UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

KIRR, MARBACH PARTNERS
VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2013 (UNAUDITED)

Number
of Shares		Value
	COMMON STOCKS - 95.9%

	Basic Materials - 9.4%
47,800	Innospec, Inc.	$2,209,316
31,397	LyondellBasell Industries NV - Class A	2,520,551
6,500	NewMarket Corp.	2,171,975
		6,901,842
	Communications - 13.6%
79,430	ARRIS Group, Inc. *	1,935,312
16,300	Liberty Media Corp. - Class A *	2,387,135
16,625	NeuStar, Inc.- Class A *	828,922
80,900	News Corporation - Class A *	1,457,818
12,120	Time Warner Cable, Inc. - Class A	1,642,260
22,820	Tribune Co. *	1,766,268
		10,017,715
	Consumer Cyclical - 8.9%
46,225	American Airlines Group, Inc. *	1,167,181
2,800	AutoZone, Inc. *	1,338,232
25,695	Dollar Tree, Inc. *	1,449,712
77,820	Dominion Diamond Corp. *	1,117,495
64,545	Pier 1 Imports, Inc.	1,489,699
		6,562,319
	Consumer Non Cyclical - 12.7%
55,280	Alere, Inc. *	2,001,136
13,100	Alliance Data Systems Corp. *	3,444,383
31,500	Ascent Capital Group, Inc. - Class A *	2,695,140
18,136	Covidien PLC	1,235,062
		9,375,721
	Energy - 5.7%
20,400	Ensco PLC - Class A	1,166,472
22,565	EPL Oil & Gas, Inc. *	643,103
50,479	Rosetta Resources, Inc. *	2,425,011
		4,234,586
	Financial - 10.4%
38,525	American International Group, Inc.	1,966,701
54,420	ING U.S., Inc.	1,912,863
1,676	Markel Corp. *	972,667
53,550	Portfolio Recovery Associates, Inc. *	2,829,582
		7,681,813

	Industrial - 17.9%
15,763	Canadian Pacific Railway Ltd.	$2,385,257
33,060	EMCOR Group, Inc.	1,403,066
28,386	EnerSys	1,989,575
38,428	KBR, Inc.	1,225,469
54,030	MasTec, Inc. *	1,767,861
53,892	Titan International, Inc.	968,978
19,891	Tyco International Ltd.	816,327
28,353	WABCO Holdings, Inc. *	2,648,454
		13,204,987
	Technology - 17.3%
24,500	Cognizant Technology Solutions Corp. - Class A *	2,474,010
21,007	eBay, Inc. *	1,153,074
76,064	NCR Corp. *	2,590,740
17,760	Open Text Corp. *	1,633,210
31,180	Oracle Corp.	1,192,947
67,390	Tessera Technologies, Inc.	1,328,257
59,940	Yahoo! Inc. *	2,423,973
		12,796,211

	TOTAL COMMON STOCKS (Cost $34,619,243)	70,775,194

	SHORT TERM INVESTMENT - 4.1%

3,066,593	Fidelity Institutional Money Market Portfolio, 0.03% **	3,066,593

	TOTAL SHORT TERM INVESTMENT (Cost $3,066,593)	3,066,593

	Total Investments (Cost $37,685,836) - 100.0%	73,841,787

	Other Assets and Liabilities, Net 0.0%	(32,842)

	TOTAL NET ASSETS - 100.0%	$73,808,945

*	Non-income producing security.
**	Rate in effect as of December 31, 2013.

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2013, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$70,775,194	$-	$-	$70,775,194
Short-Term Investment	3,066,593	-	-	3,066,593
Total Investments	$73,841,787	$-	$-	$73,841,787

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Kirr, Marbach Partners Value Fund

Cost of investments	$37,685,836

Gross unrealized appreciation	36,396,292
Gross unrealized depreciation	(240,341)
Net unrealized appreciation / (depreciation)	$36,155,951

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title) /s/ Mark Foster
                                           Mark Foster, President

Date  February 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Foster
                                              Mark Foster, President

Date  February 13, 2014

By (Signature and Title)* /s/ Mickey Kim
                                              Mickey Kim, Treasurer

Date  February 13, 2014